Discontinued operations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income/(loss) from discontinued operations
Income tax expense/(benefit)	SFr 0	SFr 0	SFr 40
Income/(loss) from discontinued operations, net of tax	0	0	102
Operations-related
Income/(loss) from discontinued operations
Net revenues			31
Operating expenses			35
Income tax expense/(benefit)			1
Income/(loss) from discontinued operations, net of tax			(5)
Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			54
Gain/(loss) on disposal			200
Income tax expense/(benefit)			39
Income/(loss) from discontinued operations, net of tax			107
PBWM Germany
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			55
PBWM Germany | Operations-related
Income/(loss) from discontinued operations
Net revenues			27
Operating expenses			33
Income/(loss) from discontinued operations, net of tax			(6)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			48
Gain/(loss) on disposal			109
Income/(loss) from discontinued operations, net of tax			61
CFIG
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			49
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations
Gain/(loss) on disposal			91
Income tax expense/(benefit)			42
Income/(loss) from discontinued operations, net of tax			49
Bank
Income/(loss) from discontinued operations
Income tax expense/(benefit)	0	0	40
Income/(loss) from discontinued operations, net of tax	SFr 0	0	102
Bank | Operations-related
Income/(loss) from discontinued operations
Net revenues		0	31
Operating expenses		0	35
Income tax expense/(benefit)		0	1
Income/(loss) from discontinued operations, net of tax		0	(5)
Bank | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			54
Gain/(loss) on disposal			200
Income tax expense/(benefit)			39
Income/(loss) from discontinued operations, net of tax			107
Bank | PBWM Germany
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		0	55
Bank | PBWM Germany | Operations-related
Income/(loss) from discontinued operations
Net revenues		0	27
Operating expenses		0	33
Income/(loss) from discontinued operations, net of tax		0	(6)
Bank | PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			48
Gain/(loss) on disposal			109
Income/(loss) from discontinued operations, net of tax			61
Bank | CFIG
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		SFr 0	49
Bank | CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations
Gain/(loss) on disposal			91
Income tax expense/(benefit)			42
Income/(loss) from discontinued operations, net of tax			SFr 49